Contract Assets and Liabilities - Schedule of Allocated to Performance Obligations Unsatisfied (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allocated to Performance Obligations Unsatisfied [Line Items]
Transaction price allocated to performance obligations unsatisfied	$ 26,853	$ 64,465
Within 1 Year After the Reporting Date [Member]
Schedule of Allocated to Performance Obligations Unsatisfied [Line Items]
Transaction price allocated to performance obligations unsatisfied	21,231	31,563
Between 1 Year and 2 Years After the Reporting Date [Member]
Schedule of Allocated to Performance Obligations Unsatisfied [Line Items]
Transaction price allocated to performance obligations unsatisfied	5,622	29,765
Between 2 Years and 3 Years After the Reporting Date [Member]
Schedule of Allocated to Performance Obligations Unsatisfied [Line Items]
Transaction price allocated to performance obligations unsatisfied		$ 3,137